Annual Fund Operating Expenses (Invesco Van Kampen Harbor Fund)	12 Months Ended
	May 02, 2011
Class A, Invesco Van Kampen Harbor Fund
Annual Fund Operating Expenses
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.26%	[1]
Total Annual Fund Operating Expenses	1.06%	[1]
Class B, Invesco Van Kampen Harbor Fund
Annual Fund Operating Expenses
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.26%	[1]
Total Annual Fund Operating Expenses	1.81%	[1]
Class C, Invesco Van Kampen Harbor Fund
Annual Fund Operating Expenses
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.26%	[1]
Total Annual Fund Operating Expenses	1.81%	[1]
Class Y, Invesco Van Kampen Harbor Fund
Annual Fund Operating Expenses
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.26%	[1]
Total Annual Fund Operating Expenses	0.73%	[1]

[1]	"Other Expenses" and "Total Annual Fund Operating Expenses" are based on estimated amounts for the current fiscal year.